Note Payable PPP (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Future Note Payable Loan Maturities	Future note payable loan maturities are as follows: For the years ended December 31:
2021	$14,600
2022	4,700

$19,300